Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The Company’s interest rate swap agreements as of December 31, 2014 were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
400	3 month LIBOR	2.14%	May 2011 - Jan 2016
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
200	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	1.15%	Dec 2012 - Dec 2019
200	3 month LIBOR	2.92%	Mar 2016 - Mar 2021

Summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps
Below is a summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps.

Variable interest entity	Outstanding principal	Receive rate	Pay rate	Length of contract
	(in US$ Millions)
SFL Linus Ltd (West Linus)	216	3 month LIBOR	1.77%	Dec 2013 - Dec 2018
SFL Linus Ltd (West Linus)	4	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Ltd (West Linus)	4	1 month LIBOR	2.01%	Mar 2014 - Nov 2018

The carrying value and estimated fair value of the Company’s financial instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014		December 31, 2013
(In millions of U.S. dollars)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	116.2	116.2	84.1	84.1
Restricted cash	11.0	11.0	25.3	25.3
Current portion of long-term debt	218.1	218.1	166.7	166.7
Long-term portion of floating rate debt	1,993.2	2,203.6	1,581.2	1,581.2
Related party debt	254.3	322.7	728.4	700.0

Financial instruments that are measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

(In millions of U.S. dollars)		December 31, 2014		December 31, 2013
		Fair value	Carrying value	Fair value	Carrying value
Assets
Currency forward contracts	Level 2	—	—	0.8	0.8
Interest rate swaps	Level 2	2.7	2.7	5.4	5.4

Liabilities
Currency forward contracts	Level 2	8.4	8.4	1.0	1.0
Interest rate swaps	Level 2	39.0	39.0	47.6	47.6
Cross Currency Swap	Level 2	64.4	64.4	13.1	13.1

Schedule of Changes in Fair Value, Assets and Liabilities, Measured on a Recurring Basis
Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues
Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues:

Contract revenue split by client:	Year ended December 31,
	2014	2013	2012
Statoil	38%	57%	46%
Shell	12%	14%	17%
ExxonMobil	13%	12%	8%
KMNG	11%	—	—
Total	12%	13%	16%
BG Consortium	—	—	13%
Other	14%	4%	—
Total	100%	100%	100%